Summary of Significant Accounting Policies - Schedule of disaggregated Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Net revenues	$ 187,435	¥ 1,304,883	¥ 731,598	¥ 455,746
Learning services [Member]
Disaggregation of Revenue [Line Items]
Net revenues	100,524	699,826	398,186	143,243
Online courses services [Member]
Disaggregation of Revenue [Line Items]
Net revenues		607,568	329,424	115,003
Fee-based premium services [Member]
Disaggregation of Revenue [Line Items]
Net revenues		92,258	68,762	28,240
Online marketing services [Member]
Disaggregation of Revenue [Line Items]
Net revenues	65,071	453,013	302,882	305,831
Learning products [Member]
Disaggregation of Revenue [Line Items]
Net revenues	$ 21,840	¥ 152,044	¥ 30,530	¥ 6,672